Income Taxes (Details 5) (USD $) In Millions, unless otherwise specified	Dec. 31, 2014	Dec. 31, 2013
U.S. federal (IRS)
Operating loss carryforwards
Net operating loss carryforwards	$ 3.2
Valuation allowance against net operating loss carryforwards	25.0
Predecessor | Foreign
Operating loss carryforwards
Net operating loss carryforwards		300.7
Predecessor | Foreign | Australia
Operating loss carryforwards
Valuation allowance against net operating loss carryforwards		15.7
Deferred tax asset, net of valuation allowance on operating loss carryforwards		0
Predecessor | U.S. federal (IRS)
Operating loss carryforwards
Net operating loss carryforwards		$ 779.9